Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)														12 Months Ended
	Aug. 07, 2020 USD ($) EquityInstruments	Aug. 03, 2020 USD ($) EquityInstruments	Apr. 01, 2020 USD ($) EquityInstruments	Dec. 14, 2019 $ / shares	Aug. 20, 2019 USD ($) $ / shares	Apr. 01, 2019 USD ($) $ / shares	Nov. 28, 2018 $ / shares	Apr. 02, 2018 USD ($) $ / shares	Apr. 03, 2017 USD ($) $ / shares	Apr. 01, 2016 USD ($) $ / shares	Apr. 01, 2015 USD ($) $ / shares	Apr. 01, 2014 USD ($) $ / shares	May 17, 2013 USD ($) $ / shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
RSUs
Share-Based Compensation
Number of units granted	4,702	21,367	496,742											522,811	106,023
Number of units outstanding														643,853	367,162	488,173
RSUs granted before 2020
Share-Based Compensation
Vesting period														3 years
RSUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding														85,113
Fair value of unit at grant date | $								$ 16.30
RSUs granted 1 April 2019
Share-Based Compensation
Number of units outstanding														49,886
Fair value of unit at grant date | $						$ 17.79
RSUs granted 20 August 2019
Share-Based Compensation
Number of units outstanding														7,410
Fair value of unit at grant date | $					$ 12.34
RSUs granted 1 April 2020
Share-Based Compensation
Awards that vest on each anniversary (as a percent)			33.33%
Number of units outstanding														496,742
Fair value of unit at grant date | $			$ 3.51
RSUs granted 3 August 2020
Share-Based Compensation
Awards that vest on each anniversary (as a percent)		33.33%
Number of units outstanding														21,367
Fair value of unit at grant date | $		$ 3.03
RSUs granted 7 August 2020
Share-Based Compensation
Awards that vest on each anniversary (as a percent)	33.33%
Number of units outstanding														4,702
Fair value of unit at grant date | $	$ 3.19
PSUs
Share-Based Compensation
Vesting period														3 years
Weight of performance targets in relation to total shareholder return			50.00%
Weight of operating expenses reduction			25.00%
Weight of general and administrative expense reduction			25.00%
Number of units granted	4,702		496,742											501,444
Number of units outstanding														501,444
PSUs | TSR above the 75th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards			100.00%
PSUs | TSR between the 25th and 75th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards, description			achieved percentile of award vesting
PSUs | TSR below the 25th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards			0.00%
PSUs | Opex target cost reduction above 100%
Share-Based Compensation
Vesting percentage of awards, description			100% plus 1 point for each point in excess of target
PSUs | Opex target cost reduction of 95-100%
Share-Based Compensation
Vesting percentage of awards			100.00%
PSUs | Opex target cost reduction of 90-94%
Share-Based Compensation
Vesting percentage of awards			75.00%
PSUs | Opex target cost reduction of 85-89%
Share-Based Compensation
Vesting percentage of awards			50.00%
PSUs | Opex target cost reduction below 85%
Share-Based Compensation
Vesting percentage of awards			0.00%
PSUs | G&A expense target cost reduction above 100%
Share-Based Compensation
Vesting percentage of awards, description			100% plus 1 point for each point in excess of target
PSUs | G&A expense target cost reduction of 95-100%
Share-Based Compensation
Vesting percentage of awards			100.00%
PSUs | G&A expense target cost reduction of 90-94%
Share-Based Compensation
Vesting percentage of awards			75.00%
PSUs | G&A expense target cost reduction of 85-89%
Share-Based Compensation
Vesting percentage of awards			50.00%
PSUs | G&A expense target cost reduction below 85%
Share-Based Compensation
Vesting percentage of awards			0.00%
PSUs Granted 1 April 2020
Share-Based Compensation
Number of units outstanding														496,742
Fair value of unit at grant date | $			$ 3.51
PSUs Granted 7 August 2020
Share-Based Compensation
Number of units outstanding														4,702
Fair value of unit at grant date | $	$ 3.19
SARs
Share-Based Compensation
Vesting period														3 years
Awards that vest on each anniversary (as a percent)														33.00%
Number of awards outstanding														2,452,478	2,630,173	2,372,163
Decrease in exercise price to reflect effect from distribution of special dividend | $ / shares				$ 0.38			$ 0.40
SARs granted 17 May 2013
Share-Based Compensation
Number of awards outstanding														203,114
Fair value of award at grant date | $													$ 2.3753
Exercise price | $ / shares													$ 12.48
SARs granted 1 April 2014
Share-Based Compensation
Number of awards outstanding														259,417
Fair value of award at grant date | $												$ 6.0035
Exercise price | $ / shares												$ 23.22
SARs granted 1 April 2015
Share-Based Compensation
Number of awards outstanding														274,991
Fair value of award at grant date | $											$ 5.6352
Exercise price | $ / shares											$ 18.70
SARs granted 1 April 2016
Share-Based Compensation
Number of awards outstanding														712,673
Fair value of award at grant date | $										$ 2.3263
Exercise price | $ / shares										$ 8.50
SARs granted 3 April 2017
Share-Based Compensation
Number of awards outstanding														366,879
Fair value of award at grant date | $									$ 5.0021
Exercise price | $ / shares									$ 14.77
SARs granted 2 April 2018
Share-Based Compensation
Number of awards outstanding														363,540
Fair value of award at grant date | $								$ 5.3000
Exercise price | $ / shares								$ 15.52
SARs granted 1 April 2019
Share-Based Compensation
Number of awards outstanding														244,732
Fair value of award at grant date | $						$ 5.8612
Exercise price | $ / shares						$ 17.41
SARs granted 20 August 2019
Share-Based Compensation
Number of awards outstanding														27,132
Fair value of award at grant date | $					$ 3.37
Exercise price | $ / shares					$ 11.96